Useful Lives of Property And Equipment (Detail)	12 Months Ended
Mar. 31, 2012
Plates and Dies
Accounting Policies [Line Items]
Useful lives of property and equipment	3 years
Leasehold Improvements
Accounting Policies [Line Items]
Useful lives of property and equipment	Shorter of lease term or estimated useful life
Minimum | Equipment and Automotive
Accounting Policies [Line Items]
Useful lives of property and equipment	3 years
Minimum | Software
Accounting Policies [Line Items]
Useful lives of property and equipment	3 years
Maximum | Equipment and Automotive
Accounting Policies [Line Items]
Useful lives of property and equipment	7 years
Maximum | Software
Accounting Policies [Line Items]
Useful lives of property and equipment	7 years